Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Cash Dividends Paid

The following table shows our total cash dividends paid in the three years ended December 31:

	Total Cash Dividends Paid	Total Cash Dividends Paid Per Common Share
2011	$87.4	$0.52
2012	100.9	0.52
2013	102.0	0.52

Total	$290.3

Summary of Changes in Common Stock

The following is a summary of changes during the three years ended December 31, 2013 in shares of our common stock:

	2013	2012	2011
Changes in common stock:
Number of shares, beginning of year	204,660,621	202,528,616	169,272,636
Shares issued as part of the consideration for the Diversey acquisition	—	—	31,699,946
Shares awarded for 2009 Two-Year PSU awards	—	—	1,114,139
Shares awarded for 2009 Three-Year PSU awards	—	1,155,018	—
Shares awarded for 2010 Three-year PSU awards	472,865
Restricted stock shares issued for new awards under the 2005 Contingent Stock Plan	398,230	703,620	308,650
Shares granted and issued under the Directors Stock Plan	25,993	37,824	18,630
Restricted stock shares issued for SLO awards	51,321	135,343	24,515
Shares issued for vested restricted stock units	98,550	100,200	90,100

Number of shares issued, end of year	205,707,580	204,660,621	202,528,616

Changes in common stock in treasury:
Number of shares held, beginning of year	10,102,952	10,466,431	9,967,129
Purchase of shares during the period	—	—	—
Profit sharing contribution partially paid in stock	(857,754)	(930,089)	—
Restricted stock, withheld or forfeited	263,710	566,610	499,302

Number of shares held, end of year	9,508,908	10,102,952	10,466,431

Non-vested Awards under 2005 Contingent Stock Plan

The following tables show the details of the non-vested awards under the 2005 Contingent Stock Plan, excluding SLO and PSU awards:

Non-vested Restricted Stock Shares Awards	2013	Weighted-Average per Share Market Value on Grant Date
Number of non-vested restricted stock shares, beginning of year	1,386,830	$20.08
Restricted stock shares issued for new awards during the year	398,230	27.12
Restricted stock shares vested during the year	(347,610)	21.97
Restricted stock shares forfeited during the year	(40,100)	21.43

Number of non-vested restricted stock shares, end of year	1,397,350	$21.76

The non-vested restricted stock shares included above had a weighted-average remaining contractual life of approximately 1.6 years at December 31, 2013.

Non-vested Restricted Stock Units Awards	2013	Weighted-Average per Share Market Value on Grant Date
Number of non-vested restricted stock units, beginning of year	420,800	$20.23
Restricted stock units issued for new awards during the year	187,595	27.94
Restricted stock units vested during the year	(98,550)	23.48
Restricted stock units forfeited during the year	(3,500)	18.17

Number of non-vested restricted stock units, end of year	506,345	$22.92

The non-vested restricted stock units included above had a weighted-average remaining contractual life of approximately 1.7 years at December 31, 2013.

Non-vested Cash Awards	2013
Number of non-vested cash awards, beginning of year	131,680
Cash awards issued for new awards during the year	58,348
Cash awards vested during the year	(13,950)
Cash awards forfeited during the year	(5,230)

Number of non-vested cash awards, end of year	170,848

Summary of Changes in Common Shares Available for Awards under 2005 Contingent Stock Plan

A summary of the changes in common shares available for awards under the 2005 Contingent Stock Plan follows:

	2013(1)	2012(1)	2011(1)
Number of shares available, beginning of year	6,426,953	7,909,064	4,997,297
Additional restricted stock shares available due to 2011 amendment to the 2005 Contingent Stock Plan	—	—	4,000,000
Restricted stock shares issued for new awards	(398,230)	(703,620)	(308,650)
Restricted stock units awarded	(187,595)	(191,700)	(133,650)
Restricted stock shares issued for SLO awards	(21,505)	(3,788)	(6,080)
Restricted stock units awarded for SLO awards	(51,033)	(6,795)	(28,516)
Shares issued for 2009 Two-year PSU awards	—	—	(1,114,139)
Shares issued for 2009 Three-year PSU awards	—	(1,155,018)	—
Shares issued for 2010 Three-year PSU awards	(472,865)	—	—
Restricted stock shares forfeited	40,100	41,700	41,400
Restricted stock units forfeited	3,500	12,200	3,500
Shares withheld for taxes	223,610	524,910	457,902

Number of shares available, end of year	5,562,935	6,426,953	7,909,064

Weighted average per share market value of awards on grant date	$27.20	$17.19	$24.93

(1)	The SLO and PSU awards are discussed below.

Summary of Changes in Shares Available for 2002 Directors Stock Plan

A summary of the changes in shares available for the 2002 Directors Stock Plan follows:

	2013	2012	2011
Number of shares available, beginning of year	161,399	223,156	49,548
Additional shares available due to 2011 amendment to the Directors Stock Plan	—	—	200,000
Shares granted and issued	(25,993)	(37,824)	(18,630)
Shares granted and deferred	(21,642)	(23,933)	(7,762)

Number of shares available, end of year	113,764	161,399	223,156

Weighted average per share market value of stock on grant date	$23.62	$16.26	$25.77

Total Share-based Compensation Expense

The table below shows our total share-based incentive compensation expense:

	2013	2012	2011
2013 Three-year PSU Awards	$4.4	$—	$—
2013 WVH Incentive Compensation(1)	2.5	—	—
2012 Three-year PSU Awards	2.4	1.9	—
2012 President & COO Four-year Incentive Compensation(2)	0.6	0.2	—
2011 Three-year PSU Awards	(1.2)	1.7	3.0
2010 Three-year PSU Awards	0.1	0.9	6.0
2009 Two-year PSU Awards	—	—	(0.7)
2009 Three-year PSU Awards	—	—	7.4
SLO Awards	2.8	0.7	0.3
Other long-term share-based incentive compensation programs	12.5	11.5	9.0

Total share-based incentive compensation expense(3)	$24.1	$16.9	$25.0

Associated tax benefits recognized	$7.8	$6.2	$9.3

(1)	On February 28, 2013, the Organization and Compensation Committee of our Board of Directors (“O&C Committee”) approved a change in the vesting policy regarding the existing 2011 Three-year PSU awards, and the newly granted 2013 three-year PSU awards, for William V. Hickey, our former Chairman and Chief Executive Officer. The approved change will result in the full vesting of the awards, rather than a pro-rata portion vesting as of the date of his retirement (May 16, 2013). Mr. Hickey’s awards will still be subject to the performance metrics stipulated in the plan documents, and will be paid-out in accordance with the original planned timing. As a result of these approved changes, the expense related to these awards was accelerated and recognized over the applicable service period up until the date of his retirement. We recognized share-based compensation expense related to these awards of $2.5 million in the year ended December 31, 2013.
(2)	The amount includes only the two initial equity awards. See below for further detail.
(3)	The amounts do not include the expense related to our U.S. profit sharing contributions made in the form of our common stock as such these contributions are not considered share-based incentive compensation.

Estimated Amount of Total Share-based Compensation Expense

The following table shows the estimated amount of total share-based incentive compensation expense expected to be recognized on a straight-line basis over the remaining respective vesting periods by program at December 31, 2013:

	2014	2015	2016	2017	Total
2013 Three-year PSU Awards	$4.0	$4.0	$—	$—	$8.0
2012 Three-year PSU Awards	1.7	—	—	—	1.7
2012 President & COO Four-year Incentive Compensation	0.4	0.3	0.2	—	0.9
SLO Awards	0.7	—	—	—	0.7
Other long-term share-based incentive compensation programs	12.5	8.0	3.5	0.2	24.2

Total share-based incentive compensation expense (1)	$19.3	$12.3	$3.7	$0.2	$35.5

(1)	The amounts do not include the expense related to our U.S. profit sharing contributions made in the form of our common stock as such these contributions are not considered share-based incentive compensation.